As filed with the Securities and Exchange
Commission on February 7, 2013, 1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 89	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
AMENDMENT NO. 91	☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ☐ pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on ☐ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 7th day of February 2013.

John Hancock Funds II

By:	/s/ Hugh McHaffie
Name:	Hugh McHaffie
Title:	President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Hugh McHaffie	President (Chief Executive Officer)	February 7, 2013
Hugh McHaffie

/s/ Charles A. Rizzo	Chief Financial Officer	February 7, 2013
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	February 7, 2013
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	February 7, 2013
James R. Boyle

/s/ Craig Bromley*	Trustee	February 7, 2013
Craig Bromley

/s/ Peter S. Burgess *	Trustee	February 7, 2013
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	February 7, 2013
William H. Cunningham

/s/ Grace K. Fey *	Trustee	February 7, 2013
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	February 7, 2013
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	February 7, 2013
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	February 7, 2013
Hassell H. McClellan

/s/ James M. Oates *	Trustee	February 7, 2013
James M. Oates

Signature	Title	Date

/s/ Steven R. Pruchansky *	Trustee	February 7, 2013
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	February 7, 2013
Gregory R. Russo

/s/ Warren A. Thomson *	Trustee	February 7, 2013
Warren A. Thomson

*By:	/s/ Andrew Wilkins
Andrew Wilkins

Attorney-In-Fact, under
Power of Attorney previously filed with Post-Effective Amendment No. 82 to the Trust’s Registration Statement on December 18, 2012

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document